Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

September 20, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Transition-Enabling Metals ETF, each dated September 19, 2023, do not differ from those contained in Post-Effective Amendment No. 654 to the Trust’s Registration Statement on Form N-1A, filed electronically on September 19, 2023.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary